UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22386

Excelsior Venture Partners III, LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President
Excelsior Venture Partners III, LLC
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-212-476-8800

Date of fiscal year end:    October 31

Date of reporting period:     April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

VENTURE PARTNERS III, LLC

INVESTOR REPORT

For the Six Months Ended

April 30, 2017

EXCELSIOR VENTURE PARTNERS III, LLC

For the Six Months Ended April 30, 2017

Excelsior Venture Partners III, LLC

Schedule of Investments

April 30, 2017

Principal Amount/Shares	Private Companies (A),(B),(F)	Acquisition Dates (C)	Cost	Fair Value	% of Net Assets (D)

Liquidating Trusts
Life Sciences
1,999,999	Archemix Liquidating Trust Preferred Series A (G)	08/02 - 11/03	$1,999,999	$-	0.00%
700,000	Archemix Liquidating Trust Preferred Series B (G)	03/04 - 12/05	75,499	-	0.00%
	TOTAL LIQUIDATING TRUSTS - PRIVATE COMPANIES		2,075,498	-	0.00%
Preferred Stocks
Wireless
4,433,333	Ethertronics, Inc. Series B (E)	06/01 - 05/04	6,650,000	9,285,335	39.09%
1,969,205	Ethertronics, Inc. Series C (E)	05/05 - 03/10	2,953,808	4,124,375	17.36%
758,542	Ethertronics, Inc. Series D (E)	03/09	1,137,813	1,588,718	6.69%
556,913	Ethertronics, Inc. Series F (E)	03/16	1,294,873	2,686,402	11.31%
	TOTAL PREFERRED STOCKS - PRIVATE COMPANIES		12,036,494	17,684,830	74.45%

	TOTAL PRIVATE COMPANIES		$14,111,992	$17,684,830	74.45%
	OTHER ASSETS AND LIABILITES			6,070,450	25.55%
	NET ASSETS			$23,755,280	100.00%

(A)	Non-income producing securities, restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted investments at April 30, 2017, aggregated $14,111,992. Total fair value of illiquid and restricted investments at April 30, 2017 was $17,684,830 or 74.45% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date.
(D)	Calculated as fair value divided by the Company’s net assets.
(E)	At April 30, 2017, the Company owned 5% or more of Ethertronics, Inc. voting securities, thereby making Ethertronics, Inc. an affiliate of the Company as defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”). Total fair value of securities of affiliates owned by the Company at April 30, 2017 (including investments in controlled affiliates) was $17,684,830, or 74.45% of net assets.
(F)	All investments are based in the United States.
(G)	In addition to the fair value, Archemix unit holders may receive future amounts and possible milestone based earn outs. Contingent payments are subject to numerous risks and uncertainties, and therefore payments may never be earned.

The accompanying notes are an integral part of these financial statements.

1

Excelsior Venture Partners III, LLC

Statement of Assets, Liabilities and Net Assets

April 30, 2017 (Unaudited)

ASSETS
Unaffiliated issuers, at fair value (Cost $2,075,498)	$-
Non-controlled affliated issuers, at fair value (Cost $12,036,494)	17,684,830
Investments, at fair value (Cost $14,111,992)	17,684,830
Cash and cash equivalents (Note 2)	6,147,876
Other assets	8,898

Total Assets	$23,841,604

LIABILITES
Management fee payable	58,086
Audit fee payable	15,000
Administration service fees payable	7,745
Distribution payable to Members	3,008
Legal fees payable	1,836
Custody fees payable	649
Total Liabilities	86,324
NET ASSETS	$23,755,280

NET ASSETS consist of:
Members’ capital paid-in*	$146,136,782
Members’ capital distributed	(49,518,579)
Accumulated net investment loss	(16,151,109)
Accumulated realized (loss) on investments	(60,284,652)
Accumulated net unrealized appreciation on investments	3,572,838

Total Net Assets	$23,755,280

Units of Membership Interest outstanding (unlimited number of units authorized, no par value)	295,210
NET ASSET VALUE PER UNIT	$80.47

*Members' capital paid-in consists of contributions from Members which are net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Venture Partners III, LLC

Statement of Operations

For the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Interest income	$14,642
Total Investment Income	14,642

EXPENSES:
Management fees	118,520
Board of Managers’ fees	33,000
Printing fees	20,783
Administration service fees	15,565
Audit fees	15,000
Legal fees	14,721
Insurance expense	9,773
Custody fees	4,479
Other fees	51
Total Expenses	231,892
NET INVESTMENT LOSS	(217,250)

NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note 2):
Net change in unrealized appreciation on investments	(90,633)
NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(90,633)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(307,883)

The accompanying notes are an integral part of these financial statements.

3

Excelsior Venture Partners III, LLC

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Fiscal Year Ended October 31, 2016 (Audited)

OPERATIONS:
Net investment loss	$(217,250)	$(504,527)
Net realized gain/(loss) on unaffiliated investments	-	(4,037)
Net change in unrealized appreciation on investments	(90,633)	(4,339,759)
Net change in net assets resulting from operations	(307,883)	(4,848,323)

NET ASSETS
Beginning of the period	24,063,163	28,911,486
End of the period	$23,755,280	$24,063,163

The accompanying notes are an integral part of these financial statements.

4

Excelsior Venture Partners III, LLC

Statement of Cash Flows

For the six months ended April 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase/(decrease) in Net Assets resulting from operations	$(307,883)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by/(used in) operating activities:
Net change in unrealized appreciation on investments	90,633
Changes in assets and liabilities related to operations
(Increase)/decrease in other assets	8,173
Increase/(decrease) in management fee payable	(1,739)
Increase/(decrease) in audit fee payable	(15,000)
Increase/(decrease) in administration service fees payable	(8,020)
Increase/(decrease) in legal fees payable	(2,527)
Increase/(decrease) in custody fees payable	(440)

Net cash provided by (used in) operating activities	(236,803)

Net change in cash and cash equivalents	(236,803)
Cash and cash equivalents at beginning of period	6,384,679
Cash and cash equivalents at end of period	$6,147,876

The accompanying notes are an integral part of these financial statements.

5

Excelsior Venture Partners III, LLC

Financial Highlights

	Six Months Ended April 30, 2017	Fiscal Years Ended October 31,
	(Unaudited)	2016	2015	2014	2013
Per Unit Operating Performance: (1)

NET ASSET VALUE, BEGINNING OF PERIOD:	$81.51	$97.94	$156.99	$132.43	$172.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.73)	(1.71)	(2.65)	(3.10)	(2.97)
Net realized and change in unrealized gain/(loss) on investments	(0.31)	(14.72)	(56.40)	29.16	(30.68)
Net increase/decrease in net assets resulting from operations	(1.04)	(16.43)	(59.05)	26.06	(33.65)
DISTRIBUTIONS TO MEMBERS:
Net decrease in Net Assets due to distributions to Members	-	-	-	(1.50)	(6.00)
NET ASSET VALUE, END OF PERIOD:	$80.47	$81.51	$97.94	$156.99	$132.43
TOTAL NET ASSET VALUE RETURN: (1), (2)	(1.28)%	(16.79)%	(37.61)%	19.68%	(19.70)%

RATIOS TO AVERAGE NET ASSETS:
Net Assets, end of period (000's)	$23,755	$24,063	$28,911	$46,344	$39,095
Ratios to average Members’ Equity - Net Assets: (3), (4)
Gross expenses	1.95%	2.01%	1.92%	2.10%	2.08%
Net expenses	1.95%	2.01%	1.92%	2.10%	2.08%
Net investment loss	(1.83)%	(1.98)%	(1.92)%	(2.10)%	(2.08)%
Portfolio Turnover Rate (5)	0.00%	0.00%	0.00%	0.00%	0.72%

1)	Selected data for a unit of Membership Interest outstanding throughout each period.
2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes that distributions, if any, were reinvested at the Company’s net asset value as of the quarter-end immediately following the distribution date. The Company’s units are not traded in any market and, therefore, the market value total investment return is not calculated.
3)	Ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Private Investment Funds.
4)	Ratios for the six months ended April 30, 2017 are annualized.
5)	Contributions paid to Private Investment Funds are included in the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

Note 1 — Organization

Excelsior Venture Partners III, LLC (the “Company”) is a non-diversified, closed-end management investment company, which commenced operations on April 5, 2001. The Company was organized as a Delaware limited liability company on February 18, 2000. The Company registered its initial offering of units under the Securities Act of 1933, as amended (the “Securities Act”). The duration of the Company is ten years (subject to two Board-approved, 2-year extensions, and any subsequent Member-approved extensions) from the final subscription closing, which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members of the Company (“Members”) as soon as is practicable thereafter. On March 17, 2011, the Company’s Independent Managers (the “Board” or “Independent Managers”) authorized the first extension of the duration of the Company until May 11, 2013. On March 21, 2013 the Company’s Independent Managers authorized a second extension of the duration of the Company until May 21, 2015. On June 26, 2015, the Board, and on August 14 2015, a majority of Members, voted to approve the extension of the term of the Company until July 1, 2017 with the ability of the Board to extend for two additional one year periods.

Pursuant to the Registration Statement on Form N-2 (File No. 333-30986), which was originally declared effective on September 7, 2000, the Company was authorized to offer an unlimited number of units of membership interest with no par value. The Company sold 295,210 units in a public offering, which closed on May 11, 2001, for gross proceeds totaling $147,605,000. At the time, units of the Company were made available through Charles Schwab & Co., Inc., the Company’s principal distributor.

The Company incurred offering costs associated with the public offering totaling $1,468,218. Net proceeds to the Company from the public offering, after offering costs, totaled $146,136,782.

The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies (“Private Companies”) and, to a lesser extent, domestic and international private funds (“Private Investment Funds”), negotiated private investments in public companies and international direct investments that the Fund’s investment adviser believes to offer significant long-term capital appreciation. Private Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered under the Securities Act.

Effective August 14, 2015, Merrill Lynch Alternative Investments LLC (“MLAI”), a subsidiary of Bank of America, N.A. that served as the Company’s prior investment adviser, completed a transaction whereby it transferred its management rights to certain funds, including the Company, to certain subsidiaries of Neuberger Berman Group LLC (“NB”). Upon the close of this transaction, the Company’s former investment advisory agreement with MLAI terminated in accordance with its terms and as required under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Neuberger Berman Management LLC (“NBM”) became the Company’s investment manager and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) became the Company’s sub-adviser. An Investment Advisory Agreement between the Company and NBM, and a Sub-Advisory Agreement between NBM and NBAA with respect to the Company, were approved by the Company’s Board of Managers on June 15, 2015 and by the Members of the Company at a special meeting held for that purpose on August 14, 2015. Six individuals, formerly of MLAI, joined NB in a similar capacity. On January 1, 2016, NBM transferred to Neuberger Berman Fixed Income LLC (“NBFI”) its rights and obligations pertaining to all services it provides to the Company under the Investment Advisory Agreement. The transfer of the Investment Advisory Agreement from NBM to NBFI was approved by the Company’s Board of Managers on December 18, 2015. Following such transfer, NBFI was renamed Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”). NBIA and NBAA are now responsible for the management and operations of the Company, subject to the oversight of the Board of Managers.

Until December 31, 2013, BACA served as investment adviser of the Company. Effective December 31, 2013, Bank of America Capital Advisors LLC (“BACA”) reorganized into its affiliate, MLAI. MLAI assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the Advisory Agreement from BACA to MLAI was approved by the Company’s Board of Managers on November 25, 2013.

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Registered Investment Adviser and Sub-Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

7

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

Note 2 — Significant Accounting Policies and Recent Accounting Pronouncements

A. Basis of Accounting:

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments:

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as the Sub-Adviser deems appropriate in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Private Companies, Private Investment Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the fair value of the assets held by the Company.  The fair value of the Company’s assets is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a fair value basis and in conformity with GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies, there are a range of values that are reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost. The original cost valuation will be adjusted based on either a market or appraisal method of valuation. The private market method will only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method will be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be determined regularly by the Sub-Adviser subject to review and ratification by the Board and, in any event, not less frequently than quarterly. At April 30, 2017, market quotations were not readily available for the investments on the Company’s Schedule of Investments which are valued at $17,684,830, or 74.45% of Net Assets. Such securities were valued by the Sub-Adviser, under the supervision of the Board.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

8

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An individual Private Company’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Sub-Adviser. The Company considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Company within the hierarchy is based upon the pricing transparency of that Private Company and does not necessarily correspond to the Company’s perceived risk of that Private Company.

All of the Company’s investments in the Private Companies have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of April 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments in Private Companies
Liquidating Trusts	$-	$-	$-	$-
Preferred Stocks	-	-	17,684,830	17,684,830
Totals:	$-	$-	$17,684,830	$17,684,830

Valuation Process for Level 3 Fair Value Measurements

The Sub-Adviser employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular review of key inputs and assumptions, transactional backtesting or disposition analysis to compare unrealized gains and losses to realized gains and losses.

Investment in Private Company	Fair Value at April 30, 2017	Valuation Techniques(1)	Unobservable Inputs(2)	Inputs

Private Company	$17,684,830	Market Approach	Average LTM revenue multiple	1.5	x
			Discount for lack of marketability	30%

(1) In determining certain of these inputs, the Sub-Adviser evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. The Sub-Adviser also considers the following unobservable inputs in considering the fair value of its investments: financial information obtained from each portfolio company including unaudited financial statements for the most recent period available as compared to budgeted numbers; current and projected financial condition of the portfolio company; current and projected ability of the portfolio company to service its debt obligations; type and amount of collateral, if any, underlying the investment; current financial ratios applicable to each investment; current liquidity of the investment and related financial ratios; pending debt or capital restructuring of the portfolio company; projected operating results of the portfolio company; current information regarding any offers to purchase the investment; current ability of the portfolio company to raise any additional financing as needed. The Sub-Adviser has determined that market participants would take the inputs into account when valuing the investment. Once the Sub-Adviser has estimated the underlying entity’s business enterprise value, a waterfall analysis of the entity’s capital structure is considered. LTM means Last Twelve Months.

(2) An increase in the revenue multiple used would result in an increase in the fair value. However, an increase in the discount for lack of marketability would lead to a decrease in the fair value. No interrelationships between the unobservable inputs used in the valuation have been identified.

The valuation of the Company’s Level 3 investments shown in the table above involve quantitative or qualitative inputs or assumptions that may be unobservable, excluding investments for which fair value is based on unobservable inputs that are not developed by the Sub-Adviser such as the net asset value as reported to the Company by the investments for which fair value is determined by recent, pending or expected transactions without adjustment.

The following table includes a rollforward of the amounts for the six months ended April 30, 2017 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

9

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Preferred	Liquidating
Fair Value Measurements using Level 3 inputs	Stocks	Trusts	Total
Balance as of November 1, 2016	$17,775,463	$-	$17,775,463
Net change in unrealized appreciation/(depreciation) on investments	(90,633)	-	(90,633)
Balance as of April 30, 2017	$17,684,830	$-	$17,684,830

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended April 30, 2017.

C. Cash and Cash Equivalents:

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. As of April 30, 2017, the Fund held $6,147,876 in an overnight sweep that is deposited into a money market account.

D. Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Security Transactions and Investment Gains and Losses:

Private and Public Companies

Security transactions are recorded on a trade date basis or, in the case of private investments, securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of specific cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Private Investment Funds

Distributions of cash or in-kind securities from a Private Investment Fund are recorded as a return of capital to reduce the cost basis of the Private Investment Fund until the cost basis reaches zero. Subsequently, any distributions are recorded as realized gains. In-kind securities received from a Private Investment Fund are recorded at fair value. Distributions are recorded when they are received from such Private Investment Fund, as there are no redemption rights with respect to the Private Investment Funds. The Company may also recognize realized losses based upon information received from the Private Investment Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Private Investment Fund.

F. Income Taxes:

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

10

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

Differences arise in the computation of Members’ capital for financial reporting in accordance with GAAP and Members’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Private Companies for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Companies. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and April 30, 2017, the estimated cost of the Private Companies at April 30, 2017 for federal income tax purposes aggregated $14,343,003. The net unrealized appreciation for federal income tax purposes on the Private Companies at April 30, 2017 was estimated to be $3,341,827. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $5,648,335 and $2,306,508 respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Sub Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub Adviser reviewed the Company’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended April 30, 2017. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. For the six months ended April 30, 2017, the Company did not incur any interest or penalties.

G.  Distribution Policy:

Distributions of available cash will be made by the Company at such times and in such amounts as determined by the Board in its sole discretion. Distributions are recorded on the ex-dividend date to Members of record on the record date.

H. Contribution Policy:

Units are issued when contributions are paid. For the six months ended April 30, 2017, no additional units were issued.

I. Restrictions on Transfers:

Limited liability company interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

J. Fees of the Private Investment Funds:

Each Private Investment Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Private Investment Funds. These fees are reflected in the valuations of the Private Investment Funds and are not reflected in the ratios to average net assets in the Financial Highlights of the Company.

K. Expenses:

The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with GAAP.

11

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

As disclosed in the Company’s registration statement, for the services provided, the Registered Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Effective November 1, 2010, the Company’s management fees are calculated based on average quarterly net assets. This change was made in accordance with the Company’s Advisory Agreement. In prior years, management fees were calculated based on end of quarter net asset value.

As of April 30, 2017, $58,086 was payable to the Registered Investment Adviser for management fees.

Until December 31, 2009, in addition to the management fee, the Registered Investment Adviser was entitled to allocations and distributions equal to the incentive carried interest. The incentive carried interest was an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Private Companies, over the sum of (i) cumulative realized capital losses on investments of any type, (ii) cumulative gross unrealized capital depreciation on investments of any type and (iii) cumulative net expenses. As of December 31, 2009, the incentive carried interest was eliminated and could no longer be allocated to the Registered Investment Adviser.

Pursuant to an Administration and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Company. In consideration for its services, the Company pays the Administrator a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. For the six months ended April 31, 2017, the Company incurred administration fees totaling $15,565.

Effective February 1, 2016, the Independent Managers are each paid an annual retainer of $22,000. Until January 31, 2016, the Independent Managers received $10,000 as an annual retainer and the Chairman of the Board received an additional $1,000 annual retainer. Also, each Independent Manager received $2,000 per quarterly meeting attended. In addition, each Independent Manager received $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Committee members received $1,500, while the Chairman of the Audit Committee received an additional $1,000 retainer. Each Independent Manager is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of NBIA, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

Affiliates of the Registered Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Private Investment Funds or the Private Companies in which the Company invests and with companies in which the Private Investment Funds invest.

Note 4 — Purchases and Sales of Securities

The Company’s purchases and proceeds received from the sale of investments and distributions received from Private Companies for the six months ended April 30, 2017 were as follows:

Purchases	Proceeds
$-	$-

Note 5 — Capital Commitments from Members

As of April 30, 2017, each Member has contributed 100% of its share of the total $147,605,000 in capital commitments to the Company.

Note 6 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 31, 2017. Transactions with companies, which are or were affiliates, were as follows:

12

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2017 (Unaudited)

			For the six months ended April 30, 2017
Non-Controlled Affiliates	Shares/ Principal Amount Held at October 31, 2016	October 31, 2016 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Realized Gain/(Loss)	Shares/ Principal amount held at April 30, 2017	April 30, 2017 Fair Value

Ethertronics, Inc., Series B	4,433,333	$10,210,498	$-	$-	$-	4,433,333	$9,285,335
Ethertronics, Inc., Series C	1,969,205	4,535,315	-	-	-	1,969,205	4,124,375
Ethertronics, Inc., Series D	758,542	1,747,013	-	-	-	758,542	1,588,718
Ethertronics, Inc., Series F	556,913	1,282,637	-	-	-	556,913	2,686,402

Total		$17,775,463	$-	$-	$-		$17,684,830

Note 7 — Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Note 8 — Concentrations of Market, Credit and Industry Risk

The Company invests in Private Investment Funds and Private Companies. This portfolio strategy presents a high degree of business and financial risk due to the nature of the Private Companies and the underlying portfolio companies in which Private Investment Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

The Company may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Company’s investments in the Private Investment Funds and Private Companies, such risks are limited to the Company’s investment in each Private Investment Fund and Private Company, which is the current value set forth in the Schedule of Investments.

Note 9 — Liquidity Risk

The Company focuses its investments in the securities of domestic venture capital and other private companies and, to a lesser extent, in domestic and international private funds, negotiated private investments in public companies and international direct investments that the Registered Investment Adviser believes offer significant long-term capital appreciation.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

Note 10 — Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of April 30, 2017, through the date these financial statements were available to be issued, and has determined that there was the following subsequent event: at a Special Meeting of Members held in August 2015, Members had approved an amendment to the Company’s LLC Agreement to extend the term of the Company by approximately two years until July 1, 2017, with the ability of the Board to provide for two additional one-year extensions. On June 27, 2017, the Board approved extending the term of the Company by one year to July 1, 2018. In connection with the extension, NBIA will voluntarily waive the management fee beginning on July 1, 2017 through the end of the extension period.

13

Proxy Voting and Form N-Q (Unaudited)

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended April 30, 2017.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

14

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Venture Partners III, LLC

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
(Principal Executive Officer)

Date: July 7, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: July 7, 2017